UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________

Date of Report (Date of earliest event reported) ______________

Commission File Number of securitizer: ______________

Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001867438

PRODIGY FINANCE CM2021-1 DESIGNATED ACTIVITY COMPANY

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not Applicable
Central Index Key Number of underwriter (if applicable): Not Applicable

Brian D. Rance, (212) 277-4080

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01. Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to the third-party due diligence report obtained by the issuer and attached to this report as Exhibit 99.1 are set forth in such Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PRODIGY FINANCE LIMITED
(Securitizer, Depositor or Underwriter)

By /s/ Brian D. Rance

Name: Brian D. Rance

Title:   Attorney-in-fact

Date: June 23, 2021